SERIES G DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable [Abstract]
Schedule of Maturities of Debentures

Composition by Repayment Schedule:

	As of December 31, 2020
	Interest rate	2021	2022	2023	Total
Series G Debentures	2.79%	$41,590	$41,590	$20,796	$103,976
Accretion of carrying amount to principal amount					(1,579)
Carrying amount					$102,397